Shareholder Report, Holdings (Details)	Jun. 30, 2026
Madison Aggregate Bond ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Madison Aggregate Bond ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Madison Aggregate Bond ETF | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Madison Aggregate Bond ETF | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Madison Aggregate Bond ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Madison Aggregate Bond ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Madison Aggregate Bond ETF | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Madison Aggregate Bond ETF | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Madison Aggregate Bond ETF | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Madison Aggregate Bond ETF | Truist Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Madison Aggregate Bond ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Madison Aggregate Bond ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Madison Aggregate Bond ETF | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Madison Aggregate Bond ETF | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Madison Aggregate Bond ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Madison Aggregate Bond ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Madison Covered Call ETF | Archer-Daniels-Midland Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Madison Covered Call ETF | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Madison Covered Call ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Madison Covered Call ETF | Agilent Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Madison Covered Call ETF | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Madison Covered Call ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Madison Covered Call ETF | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Madison Covered Call ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Covered Call ETF | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Madison Covered Call ETF | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Madison Covered Call ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Madison Covered Call ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Madison Covered Call ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Madison Covered Call ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Madison Covered Call ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Madison Covered Call ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Madison Covered Call ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Madison Covered Call ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Madison Covered Call ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Madison Covered Call ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Madison Dividend Value ETF | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Dividend Value ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Madison Dividend Value ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Madison Dividend Value ETF | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Madison Dividend Value ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Madison Dividend Value ETF | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Madison Dividend Value ETF | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Madison Dividend Value ETF | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Dividend Value ETF | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Dividend Value ETF | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Madison Dividend Value ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Madison Dividend Value ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Madison Dividend Value ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Madison Dividend Value ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Madison Dividend Value ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Madison Dividend Value ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Madison Dividend Value ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Madison Dividend Value ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Madison Dividend Value ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Madison Dividend Value ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Madison Short-Term Strategic Income ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Madison Short-Term Strategic Income ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Madison Short-Term Strategic Income ETF | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Madison Short-Term Strategic Income ETF | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Madison Short-Term Strategic Income ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Madison Short-Term Strategic Income ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Madison Short-Term Strategic Income ETF | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Madison Short-Term Strategic Income ETF | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Madison Short-Term Strategic Income ETF | AerCap Ireland Capital DAC / AerCap Global Aviation Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Madison Short-Term Strategic Income ETF | Huntington Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Madison Short-Term Strategic Income ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Madison Short-Term Strategic Income ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Madison Short-Term Strategic Income ETF | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Madison Short-Term Strategic Income ETF | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Madison Short-Term Strategic Income ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Madison Short-Term Strategic Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%